Operations - Divestments - Sale of CGR Catanduva - Centro de Gerenciamento de Residuos Ltda ("CGR Catanduva") - Additional Information (Detail) - CGR catanduva - Centro de Gerenciamento de Resduos Ltda [member]
R$ in Thousands
	1 Months Ended	12 Months Ended
	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 BRL (R$) Installment shares
Disclosure of business perspectives [line items]
Sale of shares | shares		4,485,000
Ownership interest sold	50.00%	50.00%
Sale consideration received	R$ 7,500	R$ 7,500
Sale consideration received in cash		5,000
Sale consideration to be paid		R$ 2,500
Number of installment payments for investments | Installment		5